OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

		As at December 31
(In millions of dollars)	Note	2018	2017

Deferred pension liability	22	373	460
Supplemental executive retirement plan	22	67	66
Stock-based compensation	24	66	66
Other		40	21

Total other long-term liabilities		546	613